Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013 Goodwill Weighted Average Cost of Capital	Mar. 31, 2013 Goodwill Permanent Growth Rate	Mar. 31, 2014 Long Lived Assets	Mar. 31, 2013 Long Lived Assets Minimum	Mar. 31, 2013 Long Lived Assets Maximum	Mar. 31, 2014 Investment In Related Party	Mar. 31, 2013 Investment In Related Party Minimum	Mar. 31, 2013 Investment In Related Party Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	12.60%	11.00%	3.00%	5.00%	4.20%	5.00%	12.60%	11.30%	15.90%